Leases (Table)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Costs Associated with Operating Lease Expenses
Costs associated with the Company’s operating lease expense were as follows:

	2024	2023

Operating lease expense	$410	$353
Short-term lease expense	21	18
Variable lease expense	30	27
Total lease expense	$461	$398

Schedule of Supplemental Information Related To Operating Leases
Supplemental information related to the Company’s operating leases is as follows:

	2024	2023

Operating cash flows – cash paid	$438	$366
New right-of-use assets	$748	$320
Weighted-average remaining lease term	9 years	8 years
Weighted-average discount rate	6.3%	5.4%

Schedule of Operating Lease Liabilities
[b]	Operating lease liabilities consist of:

Current operating liabilities	$293	$399
Non-current operating lease liabilities	1,662	1,319
Total lease liabilities	$1,955	$1,718

Schedule of Commitments under Operating Leases Requiring Annual Payments
[c]	Future annual payments for operating leases are as follows [i] :

2025	$379
2026	333
2027	298
2028	264
2029	230
Thereafter	1,006
2,510
Less: amount representing interest	555
Total lease liabilities	$1,955

[i]	Excludes $11 million of future payments for leases, primarily for manufacturing facilities, commencing during 2025 .